COMMITMENTS AND CONTINGENCIES (Details Narrative)		1 Months Ended	6 Months Ended		12 Months Ended
	Jan. 02, 2019	Oct. 31, 2018	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	May 01, 2017 ft²
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Amount received from Oberon Securities			$ 291,767		$ 291,767
Operating lease rent expense			$ 168,910	$ 193,636	$ 363,643	$ 305,883
Accounting Standards Update 2016-02 [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Average borrowing rate percentage	5.00%
Sublease agreement [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Lease term description		In October of 2018 we signed a sublease agreement with our facility in Italy with an indefinite term that may be terminated by either party with a 60-day notice for 1,000 Euro per month
Industrial Property [Member]
SEC Schedule, 12-29, Real Estate Companies, Investment in Mortgage Loans on Real Estate [Line Items]
Building space for lease | ft²							18,200